Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2024
Document Effective Date	Apr. 30, 2024
Prospectus Date	Apr. 30, 2024
Bramshill Multi-Strategy Income Fund | Class A Shares
Prospectus:
Trading Symbol	BDKAX
Bramshill Multi-Strategy Income Fund | Class C Shares
Prospectus:
Trading Symbol	BDKCX
Bramshill Multi-Strategy Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	BDKNX
Bramshill Multi-Strategy Income Fund | Class T Shares
Prospectus:
Trading Symbol	BDKDX
Robinson Opportunistic Income Fund | Class A Shares
Prospectus:
Trading Symbol	RBNAX
Robinson Opportunistic Income Fund | Class C Shares
Prospectus:
Trading Symbol	RBNCX
Robinson Opportunistic Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	RBNNX
Robinson Opportunistic Income Fund | Class T Shares
Prospectus:
Trading Symbol	RBNDX
Robinson Tax Advantaged Income Fund | Class A Shares
Prospectus:
Trading Symbol	ROBAX
Robinson Tax Advantaged Income Fund | Class C Shares
Prospectus:
Trading Symbol	ROBCX
Robinson Tax Advantaged Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ROBNX
Robinson Tax Advantaged Income Fund | Class T Shares
Prospectus:
Trading Symbol	ROBDX
West Loop Realty Fund | Class A Shares
Prospectus:
Trading Symbol	REIAX
West Loop Realty Fund | Class C Shares
Prospectus:
Trading Symbol	REICX
West Loop Realty Fund | Institutional Class Shares
Prospectus:
Trading Symbol	REIIX
West Loop Realty Fund | Class T Shares
Prospectus:
Trading Symbol	REIDX